Property, plant and equipment - Additional Information (Details)	1 Months Ended	12 Months Ended
	Feb. 29, 2020 USD ($) BareboatCharter	Dec. 31, 2020 USD ($) Vessel	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Property Plant And Equipment [Line Items]
Depreciation expense		$ 324,597,000	$ 233,729,000	$ 219,330,000
Payments to acquire property, plant & equipment		783,500,000	$ 332,500,000	$ 319,200,000
Number of bareboat charters re-assessed | BareboatCharter	6
Vessels [Member]
Property Plant And Equipment [Line Items]
Payments to acquire property, plant & equipment		$ 785,033,000
Reclassification to property, plant and equipment	$ 377,393,000
Number of secondhand vessels purchased | Vessel		10
Number of vessels reclassified to property, plant and equipment | Vessel		1
APR Energy [Member] | Gas Turbines and Other Equipment [Member]
Property Plant And Equipment [Line Items]
Payments to acquire property, plant & equipment	$ 447,166,000